SEGMENT FINANCIAL DATA (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023 segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment		4
Number of reportable segments | segment	2
Net Sales		$ 36,662	$ 35,466	$ 34,392
Segment profit		8,304	7,689	7,212
Capital expenditures		1,039	766	895
Total assets		61,525	62,275
Operating Segments
Segment Reporting Information [Line Items]
Net Sales		36,662	35,466	34,392
Depreciation and amortization		1,176	1,204	1,138
Segment profit		8,304	7,689	7,212
Operating Segments | Aerospace Technologies
Segment Reporting Information [Line Items]
Net Sales		13,624	11,827	11,026
Depreciation and amortization		267	285	278
Segment profit		3,741	3,228	3,051
Capital expenditures		310	246	284
Total assets		12,976	12,189
Operating Segments | Aerospace Technologies | Cost of Products Sold
Segment Reporting Information [Line Items]
Net Sales		7,316	6,330	6,158
Operating Segments | Aerospace Technologies | Cost of Services Sold
Segment Reporting Information [Line Items]
Net Sales		6,308	5,497	4,868
Operating Segments | Industrial Automation
Segment Reporting Information [Line Items]
Net Sales		10,756	11,638	12,425
Depreciation and amortization		386	422	439
Segment profit		1,967	1,896	1,824
Capital expenditures		194	77	232
Total assets		22,026	21,337
Operating Segments | Industrial Automation | Cost of Products Sold
Segment Reporting Information [Line Items]
Net Sales		8,176	9,439	10,403
Operating Segments | Industrial Automation | Cost of Services Sold
Segment Reporting Information [Line Items]
Net Sales		2,580	2,199	2,022
Operating Segments | Building Automation
Segment Reporting Information [Line Items]
Net Sales		6,031	6,000	5,539
Depreciation and amortization		107	92	67
Segment profit		1,505	1,439	1,238
Capital expenditures		79	74	62
Total assets		6,723	6,599
Operating Segments | Building Automation | Cost of Products Sold
Segment Reporting Information [Line Items]
Net Sales		4,599	4,591	4,098
Operating Segments | Building Automation | Cost of Services Sold
Segment Reporting Information [Line Items]
Net Sales		1,432	1,409	1,441
Operating Segments | Energy and Sustainability Solutions
Segment Reporting Information [Line Items]
Net Sales		6,239	5,996	5,402
Depreciation and amortization		253	247	252
Segment profit		1,483	1,538	1,325
Capital expenditures		374	291	223
Total assets		8,048	7,442
Operating Segments | Energy and Sustainability Solutions | Cost of Products Sold
Segment Reporting Information [Line Items]
Net Sales		5,682	5,600	4,984
Operating Segments | Energy and Sustainability Solutions | Cost of Services Sold
Segment Reporting Information [Line Items]
Net Sales		557	396	418
Corporate and All Other
Segment Reporting Information [Line Items]
Net Sales		12	5	0
Depreciation and amortization		163	158	102
Segment profit		(392)	(412)	(226)
Capital expenditures		82	78	94
Total assets		11,752	14,708
Corporate and All Other | Cost of Services Sold
Segment Reporting Information [Line Items]
Net Sales		$ 12	$ 5	$ 0